ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 14 — ASSETS HELD FOR SALE

The consolidated statement of financial position includes assets and liabilities held for sale, comprised of the following:

	2017	2016
Year ended 31 December	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	61,064	—
Mississippian/Woodford oil and gas assets	—	18,309
Total assets held for sale	61,064	18,309

Restoration provision associated with held for sale developed assets	1,064	941
Total liabilities related to assets held for sale	1,064	941

In June 2017, the Company committed to a plan to sell its assets located in Dimmit County, Texas.  The assets to be sold include developed and production assets and exploration and evaluation expenditures.  Sale of the Dimmit assets will provide additional capital for further development of the Company’s core McMullen and Atascosa County assets.  The Company wrote-down the value of the Dimmit held for sale asset group as at 31 December 2017.  See Note 19 for additional information.

The Company’s Mississippian/Woodford assets were classified as held for sale as at 31 December 2016.  The Company completed the sale of these assets in May 2017.  Upon the completion of the sale of the Mississippian/Woodford assets, the Company’s lender reaffirmed the Company’s borrowing base.  See Note 3 for additional information.